Debt - Summary of Outstanding Liability Transaction Payable (Detail) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Outstanding Liability Transaction Payable [abstract]
2019	$ 3,865,651	$ 196,396
2020	3,865,651	196,396
2021	3,865,651	196,396
2022	3,865,651	196,396
2023	3,865,651	196,396
2024 and thereafter	35,325,193	1,794,715
Total	54,653,448	2,776,695
Less: short-term unaccrued interest	2,309,281	117,324
Less: long-term unaccrued interest	21,440,519	1,089,297
Total financing	30,903,648	1,570,074
Less: short-term portion of financing (excluding interest)	1,556,370	79,072
Total long term financing	$ 29,347,278	$ 1,491,002